Structured entities (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of total assets of consolidated structured entities
Consolidated structured entities

Total assets of the group’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	£m	£m	£m	£m	£m
At 31 Dec 2023	2,809	180	4,272	398	7,659
At 31 Dec 2022	3,479	192	3,981	463	8,115

Disclosure of information about unconsolidated structured entities

Nature and risks associated with the group’s interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities (£m)

Nature and risks associated with the group’s interests in unconsolidated structured entities (continued)
0 – 400	1	154	977	13	1,145
400 – 1,500	1	50	874	1	926
1,500 – 4,000	—	34	329	—	363
4,000 – 20,000	—	20	149	—	169
20,000+	—	1	8	—	9
Number of entities at 31 Dec 2023	2	259	2,337	14	2,612

	£m	£m	£m	£m	£m
Total assets in relation to the group's interests in the unconsolidated structured entities	128	5,808	3,793	878	10,607
– trading assets	—	1	10	—	11
– financial assets designated and otherwise mandatorily measured at fair value	—	5,802	3,296	—	9,098
– loans and advances to banks	—	—	—	—	—
– loans and advances to customers	128	—	487	471	1,086
– financial investments	—	5	—	—	5
– other assets	—	—	—	407	407
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	—	5	—	—	5
Other off-balance sheet commitments	27	—	514	—	541
The group's maximum exposure at 31 Dec 2023	155	5,803	4,307	878	11,143

	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities (£m)
0 – 400	2	155	966	12	1,135
400 – 1,500	1	55	757	1	814
1,500 – 4,000	—	19	304	—	323
4,000 – 20,000	—	16	155	—	171
20,000+	—	3	14	—	17
Number of entities at 31 Dec 2022	3	248	2,196	13	2,460

	£m	£m	£m	£m	£m
Total assets in relation to the group’s interests in the unconsolidated structured entities	220	4,671	4,425	925	10,241
– trading assets	—	1	104	—	105
– financial assets designated and otherwise mandatorily measured at fair value	—	4,665	3,869	—	8,534
– loans and advances to customers	220	—	452	497	1,169
– financial investments	—	5	—	—	5
– other assets	—	—	—	428	428
Total liabilities in relation to group‘s interests in the unconsolidated structured entities	—	4	—	—	4
Other off-balance sheet commitments	34	—	571	24	629
The group's maximum exposure at 31 Dec 2022	254	4,667	4,996	949	10,866